Related Party Transactions - A1 Convertible Notes (Details) - Alphaeon 1 LLC (A1) - A1 Purchase Agreement $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2021 USD ($) item	Dec. 08, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Jun. 27, 2023 USD ($)	May 02, 2023 USD ($)	Mar. 06, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jun. 03, 2022 USD ($)	Apr. 14, 2022 USD ($)	Mar. 09, 2022 USD ($)	Feb. 18, 2022 USD ($)
Related Party Transactions
Aggregate principal amount			$ 25.0						$ 25.0
2021 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount			$ 10.0						10.0
Percentage of discount rate if number of days between execution date and conversion date are between zero and 90			10.00%
Percentage of discount rate if number of days between execution date and conversion date are between 91 and 180			15.00%
Percentage of discount rate if number of days between execution date and conversion date is grated than 180 days			20.00%
Income (expense) related to change in fair value				$ (0.7)	$ (0.2)	$ (1.2)	$ 1.6	$ 0.6	(0.2)
Principal amount outstanding			$ 10.0	10.0		10.0		10.0	10.0
Estimated fair value of convertible notes			$ 10.2	10.8		10.8		9.6	$ 10.2
A1 Convertible Notes issued on December 8, 2021
Related Party Transactions
Aggregate principal amount		$ 5.0
Number of convertible notes issued | item	2	2
A1 Convertible Notes issued on December 15, 2021
Related Party Transactions
Aggregate principal amount	$ 5.0
2022 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount								14.5
Interest rate (as a percent)			10.00%						10.00%
Income (expense) related to change in fair value				(1.0)	$ (0.9)	1.7	$ (1.9)	(1.0)
Principal amount outstanding				14.5		14.5		14.5
Estimated fair value of convertible notes				15.2		15.2		$ 13.5
Number of additional tranches of subordinated convertible promissory notes issued | item								5
A1 Convertible Notes, Issued on February 18, 2022
Related Party Transactions
Aggregate principal amount																	$ 3.0
A1 Convertible Notes, Issued on 9th March, 2022
Related Party Transactions
Aggregate principal amount																$ 3.0
A1 Convertible Notes, Issued on April 14, 2022
Related Party Transactions
Aggregate principal amount															$ 3.0
A1 Convertible Notes, Issued on June 3, 2022
Related Party Transactions
Aggregate principal amount														$ 3.0
A1 Convertible Notes, Issued on July 1, 2022
Related Party Transactions
Aggregate principal amount													$ 2.5
March 2023 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount												$ 6.0
Interest rate (as a percent)												15.79%
Income (expense) related to change in fair value				1.9		(0.1)
Principal amount outstanding				6.0		6.0
Estimated fair value of convertible notes				6.1		6.1
May 2023 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount											$ 6.0
Interest rate (as a percent)											15.79%
Income (expense) related to change in fair value				0.1		0.1
Principal amount outstanding				6.0		6.0
Estimated fair value of convertible notes				5.9		5.9
June 2023 A1 Convertible Notes
Related Party Transactions
Aggregate principal amount										$ 2.0
Interest rate (as a percent)										15.79%
Income (expense) related to change in fair value				0.1		0.1
Principal amount outstanding				2.0		2.0
Estimated fair value of convertible notes				$ 1.9		$ 1.9